Assets Held For Sale and Other Current Assets - Summary of Assets and liabilities Held for Sale (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Asset held for sale and discontinued operations [line items]
Assets	$ 2,100	$ 1,378
Liabilities	314	0
Net assets	1,786	1,378
Assets in the central region of France [member]
Asset held for sale and discontinued operations [line items]
Assets	952	0
Liabilities	314	0
Net assets	638	0
Idle assets in Spain [member]
Asset held for sale and discontinued operations [line items]
Assets	0	580
Liabilities	0	0
Net assets	0	580
Other assets held for sale [member]
Asset held for sale and discontinued operations [line items]
Assets	1,148	798
Liabilities	0	0
Net assets	$ 1,148	$ 798